Supplemental cash flow information - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025		Mar. 31, 2024
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of year	[1]	¥ 50,641	¥ 88,302		¥ 92,646
Net cash flows from financing activities	[1]	(829)	(28,585)		(18,370)
Acquisitions through business combinations	[1]	0			796
Non-cash items:
Obtaining assets by entering into lease contracts	[1]	0
Translation adjustment	[1]	1,591	(1,040)		12,097
Other		(220)	(8,036)	[1]	1,133	[1]
Impact from loss of control of the Financial Services business		0
Total changes	[1]	542	(37,661)		(4,344)
Balance at ending of year	[1]	51,183	50,641		88,302
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of year	[1],[2]	1,087,213	1,014,286		790,080
Net cash flows from financing activities	[1],[2]	(106,588)	57,325		188,260
Acquisitions through business combinations	[1],[2]	0	0		0
Non-cash items:
Obtaining assets by entering into lease contracts	[1],[2]	0	0		0
Translation adjustment	[1],[2]	20,154	(3,664)		36,946
Other		12	19,266	[1],[2]	(1,000)	[1],[2]
Impact from loss of control of the Financial Services business		(9,988)
Total changes	[1],[2]	(96,410)	72,927		224,206
Balance at ending of year	[1],[2]	990,803	1,087,213		1,014,286
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of year	[2],[3]	599,470	571,727		532,247
Net cash flows from financing activities	[2],[3]	(91,817)	(99,112)		(91,234)
Acquisitions through business combinations	[2],[3]	33	32,801		853
Non-cash items:
Obtaining assets by entering into lease contracts	[2],[3]	99,188	115,087		101,039
Translation adjustment	[2],[3]	27,399	(5,744)		39,222
Other	[2],[3]	82,874	(15,289)		(10,400)
Impact from loss of control of the Financial Services business	[2],[3],[4]	(89,464)
Total changes	[2],[3]	28,213	27,743		39,480
Balance at ending of year	[2],[3]	¥ 627,683	¥ 599,470		¥ 571,727

[1]	The amount of short-term borrowings and long-term debt associated with the insurance business and banking business operations, which are classified as cash flows from operating activities in the consolidated statements of cash flows, is excluded from the amount above.
[2]	As described in Note 2 (5), “Lease liabilities,” which were included within the “Current portion of long-term debt” and “Long-term debt,” are presented as part of a separate caption in the consolidated statements of financial position as of March 31, 2026. In connection with this change, the amounts related to lease liabilities have also been reclassified in the table above.
[3]	The amount includes 103,165 million yen of lease liabilities arising from lease agreements with the Financial Services business that were previously eliminated as intercompany transactions. As a result of the execution of the Partial Spin-off of the Financial Services business, these leases became external transactions and are therefore recognized in the consolidated statements of financial position.
[4]	This is the amount as of the date of deconsolidation of SFGI, which operates the Financial Services business, resulting from the execution of the Partial Spin-off of the Financial Services business.